CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserve CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020	¥ 286	¥ (88,855)	¥ 1,885,951	¥ 1,900	¥ 1,002	¥ (1,099,934)	¥ 23,833	¥ 724,183
Beginning Balance (in shares) at Dec. 31, 2020 | shares	430,463,797	(6,836,317)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			17,357					17,357
Net loss						(199,785)	(4,403)	(204,188)
Statutory reserve				127		(127)
Exercise of share-based awards (Note 17)		¥ 725	(721)					4
Exercise of share-based awards (Note 17) (in shares) | shares		50,000
Currency translation adjustment					(16,421)		(172)	(16,593)
Share-based awards to employees of Non-platform business (Note 17)			42					42
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(42)					(42)
Ending Balance at Dec. 31, 2021	¥ 286	¥ (88,130)	1,902,587	2,027	(15,419)	(1,299,846)	19,258	520,763
Ending balance (in shares) at Dec. 31, 2021 | shares	430,463,797	(6,786,317)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			6,578					6,578
Net loss						(124,307)	(10,181)	(134,488)
Exercise of share-based awards (Note 17)		¥ 10,631	(10,488)					143
Exercise of share-based awards (Note 17) (in shares) | shares		770,500
Currency translation adjustment					53,360		(11)	53,349
Share-based awards to employees of Non-platform business (Note 17)			17					17
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(17)					(17)
Deconsolidaton of a subsidiary							(3,244)	(3,244)
Accretion of mezzanine equity			(7,353)					(7,353)
Share-based compensation settled by subsidiaries' shares			(58)				58
Redeemable non-controlling interest shareholder excerise of put option							577	577
Ending Balance at Dec. 31, 2022	¥ 286	¥ (77,499)	1,891,266	2,027	37,941	(1,424,153)	6,457	436,325
Ending balance (in shares) at Dec. 31, 2022 | shares	430,463,797	(6,015,817)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			4,306					4,306
Net loss						(26,772)	(274)	(27,046)
Exercise of share-based awards (Note 17)		¥ 4,560	(4,527)					33
Exercise of share-based awards (Note 17) (in shares) | shares		327,760
Currency translation adjustment					9,466		(18)	9,448
Share-based awards to employees of Non-platform business (Note 17)			28					28
Deemed dividends to shareholders in connection with the share-based awards to employees of Non-platform business (Note 17)			(28)					(28)	$ (4)
Deconsolidaton of a subsidiary							(5,636)	(5,636)
Ending Balance at Dec. 31, 2023	¥ 286	¥ (72,939)	¥ 1,891,045	¥ 2,027	¥ 47,407	¥ (1,450,925)	¥ 529	¥ 417,430	$ 58,793
Ending balance (in shares) at Dec. 31, 2023 | shares	430,463,797	(5,688,057)